GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES
Commitments and contingent liabilities	NOTE 22 – GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES
The guarantee commitments of the Group are less than USD 0.1m (2023: USD 0.1m, 2022: USD 0.1m) and relate to guarantee commitments to Danish Shipping.
The Group is involved in certain other legal proceedings and disputes (refer to Note 31). It is the Management's opinion that the outcome of these proceedings and disputes will not have any material impact on the Group's financial position, results of operations, and cash flows.